Victory RS Select Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 2500™ Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%		10.55%
Russell 2000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%		9.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.11%	1.35%		8.14%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.71%)	(1.80%)		4.51%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.74%	0.52%		5.73%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.70%	1.77%		8.11% [1]
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.65%	2.91%	9.49%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	7.60%	2.83%		9.07%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	Inception date of Class R6 is November 15, 2016.